FAIR VALUE AND RISK MANAGEMENT - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 486,831	$ 878,080
Financial liabilities	2,574,689	2,369,005
Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	486,831	878,080
Financial liabilities	2,597,507	2,463,015
Unsecured debentures, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,891,742	1,643,175
Unsecured debentures, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	1,914,560	1,737,185
Unsecured term loans, net | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	533,347	534,947
Unsecured term loans, net | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	533,347	534,947
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	18,624	114,264
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	18,624	114,264
Accounts payable and accrued liabilities | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	113,244	61,197
Accounts payable and accrued liabilities | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	113,244	61,197
Distributions payable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	16,969	15,422
Distributions payable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	16,969	15,422
Secured debt | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	763	0
Secured debt | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial liabilities	763	0
Other assets | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	308	349
Other assets | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	308	349
Cross currency interest rate swaps | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	62,768	28,676
Cross currency interest rate swaps | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	62,768	28,676
Accounts receivable | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	10,771	6,746
Accounts receivable | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	10,771	6,746
Prepaid expenses and other | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	2,627
Prepaid expenses and other | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	2,627
Cash and cash equivalents | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	402,513	831,280
Cash and cash equivalents | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	402,513	831,280
Construction funds in escrow | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	8,402
Construction funds in escrow | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	0	8,402
Loan Receivable [Member] | Carrying value
Disclosure of fair value measurements of assets and liabilities
Financial assets	10,471	0
Loan Receivable [Member] | Fair value
Disclosure of fair value measurements of assets and liabilities
Financial assets	$ 10,471	$ 0